SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (173)	$ 30	$ 234
Payment of bank advisory fees	0	(2,890)	0
Accounts payable and other liabilities	(66)	(102)	(973)
Net change in non-cash working capital	$ (239)	$ (2,962)	$ (739)